Operating Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 period Options
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Fixed term of contract	3 years
Fortaleza Knutsen | Vessel
Operating Leases
Fixed term of contract	3 years
Recife Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Fixed term of contract	3 years
Recife Knutsen | Vessel
Operating Leases
Fixed term of contract	3 years
Bodil Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods | Options	2
Bodil Knutsen | Vessel
Operating Leases
Fixed term of contract	2 years
Windsor Knutsen
Operating Leases
Current bareboat charter expiration year	2024
Option to extend term	one-year
Number of options to extend one year periods | Options	2
Carmen Knutsen
Operating Leases
Current time charter expiration year	2024
Time charter expiration year under options to extend	2026
Hilda Knutsen
Operating Leases
Current time charter expiration year	2024
Period of notice for termination of agreement	30 days
Dan Cisne
Operating Leases
Current bareboat charter expiration year	2023
Dan Sabia
Operating Leases
Current bareboat charter expiration year	2024
Ingrid Knutsen
Operating Leases
Fixed term of contract	3 years
Option to extend term	three
Current time charter expiration year	2024
Time charter expiration year under options to extend	2024
Raquel Knutsen
Operating Leases
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen
Operating Leases
Option to extend term	three-year
Current time charter expiration year	2023
Vigdis Knutsen
Operating Leases
Fixed term of contract	3 years
Lena Knutsen
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2023
Brasil Knutsen
Operating Leases
Current time charter expiration year	2023
Anna Knutsen
Operating Leases
Current time charter expiration year	2024
Tove Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040
Synnve Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2042
Minimum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract	1 year
Minimum | Anna Knutsen
Operating Leases
Option to extend term	two-year
Number of options to extend two year periods | period	1
Maximum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract	2 years
Maximum | Anna Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods | period	1